UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

                Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 6.9%
Honeywell International, Inc. (a)	224,600	$25,166,430
Lockheed Martin Corp. (a)	90,730	20,096,695
Northrop Grumman Corp. (a)	142,800	28,260,120
Raytheon Co. (a)	249,600	30,608,448
United Technologies Corp. (a)	76,400	7,647,640

		111,779,333
Air Freight & Logistics — 1.1%
United Parcel Service, Class B (a)	167,300	17,645,131
Banks — 14.3%
Bank of America Corp. (a)	3,091,900	41,802,488
Citigroup, Inc. (a)	598,400	24,983,200
JPMorgan Chase & Co. (a)(b)	976,499	57,828,271
SunTrust Banks, Inc. (a)	689,640	24,882,211
U.S. Bancorp. (a)	656,900	26,663,571
Wells Fargo & Co. (a)(b)	1,133,800	54,830,568

		230,990,309
Beverages — 2.2%
Coca-Cola Co. (a)	514,100	23,849,099
Diageo PLC — ADR	114,600	12,361,902

		36,211,001
Biotechnology — 0.5%
AbbVie, Inc. (a)	153,414	8,763,007
Capital Markets — 2.3%
Goldman Sachs Group, Inc. (a)	34,300	5,384,414
Invesco Ltd. (a)	317,001	9,754,121
Morgan Stanley (a)	912,600	22,824,126

		37,962,661
Chemicals — 3.0%
Dow Chemical Co. (a)	401,200	20,405,032
EI du Pont de Nemours & Co. (a)	367,400	23,263,768
Praxair, Inc. (a)	43,900	5,024,355

		48,693,155
Communications Equipment — 0.9%
Motorola Solutions, Inc. (a)	190,800	14,443,560
Consumer Finance — 0.4%
American Express Co. (a)	100,600	6,176,840
Diversified Financial Services — 1.0%
CME Group, Inc. (a)	163,700	15,723,385
Diversified Telecommunication Services — 2.0%
BCE, Inc. (a)	115,700	5,268,978
Verizon Communications, Inc. (a)	505,500	27,337,440

		32,606,418
Electric Utilities — 2.5%
Duke Energy Corp. (a)	81,400	6,567,352
Exelon Corp. (a)	264,700	9,492,142
NextEra Energy, Inc.	201,600	23,857,344

		39,916,838

Common Stocks	Shares	Value
Electrical Equipment — 0.3%
Rockwell Automation, Inc. (a)	37,900	$4,311,125
Energy Equipment & Services — 0.4%
Schlumberger Ltd. (a)	98,300	7,249,625
Food & Staples Retailing — 1.4%
Kroger Co. (a)	591,900	22,640,175
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	249,485	10,009,338
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co. (a)	73,000	11,082,860
Health Care Providers & Services — 5.1%
Aetna, Inc. (a)	195,500	21,964,425
Anthem, Inc. (a)	162,800	22,627,572
Quest Diagnostics, Inc. (a)	245,100	17,512,395
UnitedHealth Group, Inc. (a)	154,800	19,953,720

		82,058,112
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp. (a)	114,300	14,365,224
Household Products — 2.0%
Procter & Gamble Co. (a)	386,720	31,830,923
Industrial Conglomerates — 4.0%
3M Co. (a)	43,100	7,181,752
General Electric Co. (a)(b)	1,793,800	57,024,902

		64,206,654
Insurance — 5.3%
Allstate Corp. (a)	96,400	6,494,468
American International Group, Inc. (a)	403,100	21,787,555
MetLife, Inc. (a)	354,050	15,556,957
Prudential Financial, Inc. (a)	348,200	25,147,004
Travelers Cos., Inc. (a)	145,000	16,922,950

		85,908,934
Media — 1.6%
Comcast Corp., Class A (a)	418,400	25,555,872
Multiline Retail — 2.2%
Dollar General Corp. (a)	412,400	35,301,440
Multi-Utilities — 3.1%
CMS Energy Corp. (a)	261,300	11,089,572
Dominion Resources, Inc. (a)	246,600	18,524,592
Public Service Enterprise Group, Inc. (a)	230,300	10,856,342
WEC Energy Group, Inc. (a)	160,100	9,617,207

		50,087,713
Oil, Gas & Consumable Fuels — 10.3%
Chevron Corp. (a)(b)	229,400	21,884,760
ConocoPhillips (a)	119,860	4,826,762
Enbridge, Inc. (a)	212,800	8,284,249
Exxon Mobil Corp. (a)	450,000	37,615,500
Hess Corp. (a)	193,500	10,187,775

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	HKD	Hong Kong Dollar
CAD	Canadian Dollar	GDR	Global Depositary Receipt	USD	U.S. Dollar

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp. (a)	359,400	$4,003,716
Marathon Petroleum Corp. (a)	292,900	10,890,022
Occidental Petroleum Corp. (a)	472,700	32,346,861
Pioneer Natural Resources Co. (a)	95,840	13,488,522
TOTAL SA — ADR (a)	500,500	22,732,710

		166,260,877
Personal Products — 0.5%
Unilever NV (a)	189,900	8,484,732
Pharmaceuticals — 8.3%
Allergan PLC (a)(c)	66,000	17,689,980
AstraZeneca PLC	192,500	10,747,592
Bristol-Myers Squibb Co. (a)	137,254	8,767,786
Johnson & Johnson (a)	296,200	32,048,840
Merck & Co., Inc. (a)(b)	665,300	35,201,023
Pfizer, Inc. (a)	1,037,690	30,757,132

		135,212,353
Professional Services — 0.5%
Nielsen Holdings PLC (a)	145,700	7,672,562
Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co. (a)	244,500	7,574,610
Road & Rail — 0.7%
Union Pacific Corp. (a)	147,000	11,693,850
Semiconductors & Semiconductor Equipment — 3.7%
Intel Corp. (a)	1,248,700	40,395,445
QUALCOMM, Inc. (a)	369,300	18,886,002

		59,281,447
Software — 3.8%
Microsoft Corp. (a)	658,700	36,380,001
Oracle Corp. (a)	614,600	25,143,286

		61,523,287
Specialty Retail — 3.4%
Gap, Inc. (a)	551,200	16,205,280
Home Depot, Inc. (a)	298,300	39,802,169

		56,007,449

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 1.7%
Lenovo Group Ltd.	8,322,000	$6,485,962
Samsung Electronics Co. Ltd. — GDR	36,600	20,843,700

		27,329,662
Tobacco — 2.0%
Altria Group, Inc. (a)	167,600	10,501,816
Philip Morris International, Inc. (a)	104,200	10,223,062
Reynolds American, Inc. (a)	220,578	11,097,279

		31,822,157
Water Utilities — 0.6%
American Water Works Co., Inc. (a)	140,800	9,705,344
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd. — ADR (a)	327,000	6,595,590
Total Long-Term Investments
(Cost — $1,336,024,800) — 101.1%		1,634,683,553

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	4,969,736	4,969,736
Total Short-Term Securities
(Cost — $4,969,736) — 0.3%		4,969,736
Total Investments Before Options Written
(Cost — $1,340,994,536*) — 101.4%		1,639,653,289

Options Written
(Premiums Received — $16,446,970) — (1.4)%		(22,080,117)
Total Investments Net of Options Written — 100.0%		1,617,573,172
Other Assets Less Liabilities — 0.0%		389,701

Net Assets — 100.0%		$1,617,962,873

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,385,882,006

Gross unrealized appreciation	$287,194,794
Gross unrealized depreciation	(33,423,511)

Net unrealized appreciation	$253,771,283

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Current yield as of period end.

(e)	During the period ended March 31, 2016, investments in companies considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,770,944	(8,801,208)	4,969,736	$9,859
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$6	[1]
Total				$9,865

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
AbbVie, Inc.	Call	4/01/16	USD	58.50	84	$(420)
Aetna, Inc.	Call	4/01/16	USD	109.00	47	(17,860)
Aetna, Inc.	Call	4/01/16	USD	110.00	48	(12,984)
American International Group, Inc.	Call	4/01/16	USD	53.50	320	(21,600)
Anthem, Inc.	Call	4/01/16	USD	125.00	134	(183,915)
Bank of America Corp.	Call	4/01/16	USD	14.00	1,000	(1,500)
Bristol-Myers Squibb Co.	Call	4/01/16	USD	65.00	196	(784)
Chevron Corp.	Call	4/01/16	USD	91.00	292	(127,750)
Citigroup, Inc.	Call	4/01/16	USD	42.50	624	(3,120)
ConocoPhillips	Call	4/01/16	USD	41.00	65	(748)
EI du Pont de Nemours & Co.	Call	4/01/16	USD	61.50	176	(33,176)
Exxon Mobil Corp.	Call	4/01/16	USD	81.00	127	(35,052)
Exxon Mobil Corp.	Call	4/01/16	USD	81.50	52	(11,180)
Gap, Inc.	Call	4/01/16	USD	28.00	300	(43,650)
Gap, Inc.	Call	4/01/16	USD	30.50	358	(716)
General Electric Co.	Call	4/01/16	USD	29.50	1,796	(420,264)
Home Depot, Inc.	Call	4/01/16	USD	119.00	236	(344,560)
Home Depot, Inc.	Call	4/01/16	USD	128.00	282	(161,445)
Intel Corp.	Call	4/01/16	USD	30.00	1,180	(287,920)
Intel Corp.	Call	4/01/16	USD	31.50	597	(51,640)
Johnson & Johnson	Call	4/01/16	USD	107.00	195	(23,888)
JPMorgan Chase & Co.	Call	4/01/16	USD	59.50	135	(2,700)
JPMorgan Chase & Co.	Call	4/01/16	USD	60.00	163	(1,141)
JPMorgan Chase & Co.	Call	4/01/16	USD	60.50	239	(717)
JPMorgan Chase & Co.	Call	4/01/16	USD	61.00	240	(480)
Merck & Co., Inc.	Call	4/01/16	USD	52.00	725	(69,238)
MetLife, Inc.	Call	4/01/16	USD	42.00	765	(151,852)
Microsoft Corp.	Call	4/01/16	USD	54.00	489	(62,592)
Morgan Stanley	Call	4/01/16	USD	25.50	251	(878)
Pfizer, Inc.	Call	4/01/16	USD	30.50	423	(423)
Procter & Gamble Co.	Call	4/01/16	USD	82.50	329	(5,758)
Quest Diagnostics, Inc.	Call	4/01/16	USD	66.01	154	(83,790)
Schlumberger Ltd.	Call	4/01/16	USD	74.50	82	(1,148)
United Parcel Service, Class B	Call	4/01/16	USD	99.00	233	(150,285)
UnitedHealth Group, Inc.	Call	4/01/16	USD	122.00	249	(171,810)
Verizon Communications, Inc.	Call	4/01/16	USD	50.50	1,254	(445,170)
Nielsen Holdings PLC	Call	4/05/16	USD	48.76	366	(143,446)
Becton Dickinson and Co.	Call	4/06/16	USD	150.01	240	(56,302)
TOTAL SA — ADR	Call	4/06/16	USD	45.01	835	(66,265)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
AbbVie, Inc.	Call	4/08/16	USD	59.00	84	$(1,260)
Aetna, Inc.	Call	4/08/16	USD	110.00	176	(59,840)
Aetna, Inc.	Call	4/08/16	USD	114.00	117	(12,811)
Altria Group, Inc.	Call	4/08/16	USD	63.00	356	(12,104)
American Express Co.	Call	4/08/16	USD	60.50	126	(14,742)
American International Group, Inc.	Call	4/08/16	USD	54.00	320	(20,000)
Bank of America Corp.	Call	4/08/16	USD	14.00	2,725	(16,350)
Chevron Corp.	Call	4/08/16	USD	90.00	178	(98,790)
Citigroup, Inc.	Call	4/08/16	USD	44.50	155	(465)
Citigroup, Inc.	Call	4/08/16	USD	45.00	155	(310)
CME Group, Inc.	Call	4/08/16	USD	93.50	174	(50,025)
Comcast Corp., Class A	Call	4/08/16	USD	60.00	130	(16,185)
ConocoPhillips	Call	4/08/16	USD	42.50	142	(2,698)
ConocoPhillips	Call	4/08/16	USD	45.00	22	(528)
EI du Pont de Nemours & Co.	Call	4/08/16	USD	63.50	501	(36,072)
Exxon Mobil Corp.	Call	4/08/16	USD	83.50	289	(26,588)
Gap, Inc.	Call	4/08/16	USD	31.00	358	(3,401)
General Electric Co.	Call	4/08/16	USD	30.00	755	(139,298)
General Electric Co.	Call	4/08/16	USD	30.50	1,765	(240,040)
Goldman Sachs Group, Inc.	Call	4/08/16	USD	157.50	120	(21,480)
Home Depot, Inc.	Call	4/08/16	USD	128.00	282	(161,445)
Intel Corp.	Call	4/08/16	USD	31.50	806	(77,376)
JPMorgan Chase & Co.	Call	4/08/16	USD	60.00	244	(5,978)
JPMorgan Chase & Co.	Call	4/08/16	USD	60.50	245	(3,430)
JPMorgan Chase & Co.	Call	4/08/16	USD	61.00	507	(3,802)
McDonald’s Corp.	Call	4/08/16	USD	120.00	183	(107,512)
Merck & Co., Inc.	Call	4/08/16	USD	52.50	185	(13,598)
Merck & Co., Inc.	Call	4/08/16	USD	53.00	186	(7,998)
MetLife, Inc.	Call	4/08/16	USD	42.00	765	(161,032)
Microsoft Corp.	Call	4/08/16	USD	54.00	486	(69,498)
Microsoft Corp.	Call	4/08/16	USD	54.50	197	(20,685)
Occidental Petroleum Corp.	Call	4/08/16	USD	75.00	708	(3,540)
Oracle Corp.	Call	4/08/16	USD	38.50	200	(48,700)
Pfizer, Inc.	Call	4/08/16	USD	30.50	2,000	(9,000)
Pfizer, Inc.	Call	4/08/16	USD	31.50	705	(1,410)
Pioneer Natural Resources Co.	Call	4/08/16	USD	131.00	80	(82,000)
Procter & Gamble Co.	Call	4/08/16	USD	82.00	363	(28,496)
Procter & Gamble Co.	Call	4/08/16	USD	82.50	9	(446)
Schlumberger Ltd.	Call	4/08/16	USD	75.00	95	(4,370)
Schlumberger Ltd.	Call	4/08/16	USD	76.00	13	(280)
U.S. Bancorp.	Call	4/08/16	USD	42.00	359	(1,256)
UnitedHealth Group, Inc.	Call	4/08/16	USD	124.00	83	(45,028)
Verizon Communications, Inc.	Call	4/08/16	USD	51.50	276	(69,552)
Wells Fargo & Co.	Call	4/08/16	USD	51.00	1,481	(2,222)
Lockheed Martin Corp.	Call	4/11/16	USD	219.00	215	(78,143)
Northrop Grumman Corp.	Call	4/11/16	USD	193.00	309	(170,472)
Public Service Enterprise Group, Inc.	Call	4/11/16	USD	43.51	180	(76,966)
Honeywell International, Inc.	Call	4/12/16	USD	108.26	613	(278,744)
American Water Works Co., Inc.	Call	4/13/16	USD	67.50	256	(52,464)
Raytheon Co.	Call	4/14/16	USD	125.25	219	(11,874)
3M Co.	Call	4/15/16	USD	160.00	103	(73,388)
Aetna, Inc.	Call	4/15/16	USD	115.00	222	(26,307)
Allergan PLC	Call	4/15/16	USD	280.00	100	(34,500)
Allstate Corp.	Call	4/15/16	USD	65.00	122	(32,574)
Allstate Corp.	Call	4/15/16	USD	67.50	179	(13,694)
Altria Group, Inc.	Call	4/15/16	USD	62.50	50	(3,925)
American Water Works Co., Inc.	Call	4/15/16	USD	70.00	60	(3,000)
Anthem, Inc.	Call	4/15/16	USD	140.00	183	(40,992)
Bank of America Corp.	Call	4/15/16	USD	14.00	500	(7,250)
BCE, Inc.	Call	4/15/16	USD	45.00	254	(24,130)
Becton Dickinson and Co.	Call	4/15/16	USD	150.00	234	(69,615)
Bristol-Myers Squibb Co.	Call	4/15/16	USD	62.50	147	(26,754)
Chevron Corp.	Call	4/15/16	USD	92.50	322	(115,920)
Citigroup, Inc.	Call	4/15/16	USD	45.00	167	(2,171)
CMS Energy Corp.	Call	4/15/16	USD	40.00	135	(31,725)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Coca-Cola Co.	Call	4/15/16	USD	44.00	707	$(171,448)
Comcast Corp., Class A	Call	4/15/16	USD	60.00	390	(53,625)
ConocoPhillips	Call	4/15/16	USD	42.50	70	(3,220)
ConocoPhillips	Call	4/15/16	USD	45.00	44	(484)
Duke Energy Corp.	Call	4/15/16	USD	72.50	258	(205,110)
Duke Energy Corp.	Call	4/15/16	USD	80.00	150	(21,000)
Enbridge, Inc.	Call	4/15/16	CAD	48.00	354	(78,773)
Exelon Corp.	Call	4/15/16	USD	32.36	57	(20,286)
Exxon Mobil Corp.	Call	4/15/16	USD	82.50	347	(66,798)
Exxon Mobil Corp.	Call	4/15/16	USD	85.00	284	(16,046)
Gap, Inc.	Call	4/15/16	USD	31.00	278	(4,448)
General Electric Co.	Call	4/15/16	USD	30.00	1,347	(249,868)
Goldman Sachs Group, Inc.	Call	4/15/16	USD	160.00	35	(5,408)
Home Depot, Inc.	Call	4/15/16	USD	125.00	696	(612,480)
Honeywell International, Inc.	Call	4/15/16	USD	105.00	364	(269,360)
Intel Corp.	Call	4/15/16	USD	30.00	1,180	(284,970)
Invesco Ltd.	Call	4/15/16	USD	28.00	493	(140,505)
Invesco Ltd.	Call	4/15/16	USD	31.00	493	(25,882)
JPMorgan Chase & Co.	Call	4/15/16	USD	60.00	184	(11,040)
Kroger Co.	Call	4/15/16	USD	40.00	1,170	(8,775)
Marathon Petroleum Corp.	Call	4/15/16	USD	40.00	366	(9,150)
McDonald’s Corp.	Call	4/15/16	USD	120.00	204	(123,930)
Merck & Co., Inc.	Call	4/15/16	USD	52.50	769	(68,056)
Microsoft Corp.	Call	4/15/16	USD	55.00	395	(36,142)
Mondelez International, Inc., Class A	Call	4/15/16	USD	41.00	268	(8,978)
Mondelez International, Inc., Class A	Call	4/15/16	USD	42.00	338	(4,056)
Morgan Stanley	Call	4/15/16	USD	26.00	734	(14,680)
Motorola Solutions, Inc.	Call	4/15/16	USD	67.50	725	(596,312)
Motorola Solutions, Inc.	Call	4/15/16	USD	72.50	120	(42,000)
Motorola Solutions, Inc.	Call	4/15/16	USD	75.00	110	(16,885)
Northrop Grumman Corp.	Call	4/15/16	USD	195.00	309	(134,415)
Occidental Petroleum Corp.	Call	4/15/16	USD	70.00	708	(48,852)
Oracle Corp.	Call	4/15/16	USD	39.00	407	(81,604)
Pfizer, Inc.	Call	4/15/16	USD	31.00	854	(3,843)
Philip Morris International, Inc.	Call	4/15/16	USD	99.00	162	(10,206)
Procter & Gamble Co.	Call	4/15/16	USD	82.50	734	(49,178)
Prudential Financial, Inc.	Call	4/15/16	USD	75.00	526	(24,985)
Prudential Financial, Inc.	Call	4/15/16	USD	77.50	258	(3,096)
QUALCOMM, Inc.	Call	4/15/16	USD	52.50	600	(17,700)
Quest Diagnostics, Inc.	Call	4/15/16	USD	70.00	449	(81,942)
Reynolds American, Inc.	Call	4/15/16	USD	50.00	853	(95,962)
Schlumberger Ltd.	Call	4/15/16	USD	75.00	49	(3,798)
SunTrust Banks, Inc.	Call	4/15/16	USD	36.00	1,028	(79,156)
SunTrust Banks, Inc.	Call	4/15/16	USD	37.00	1,029	(36,530)
SunTrust Banks, Inc.	Call	4/15/16	USD	38.00	1,389	(18,057)
TOTAL SA — ADR	Call	4/15/16	USD	47.50	363	(7,260)
Travelers Cos., Inc.	Call	4/15/16	USD	110.00	148	(104,340)
U.S. Bancorp.	Call	4/15/16	USD	41.00	482	(17,834)
U.S. Bancorp.	Call	4/15/16	USD	42.00	609	(5,481)
Unilever NV	Call	4/15/16	USD	45.00	410	(25,625)
Union Pacific Corp.	Call	4/15/16	USD	80.00	478	(59,989)
United Parcel Service, Class B	Call	4/15/16	USD	100.00	233	(131,062)
UnitedHealth Group, Inc.	Call	4/15/16	USD	125.00	165	(78,788)
Verizon Communications, Inc.	Call	4/15/16	USD	52.50	139	(22,101)
WEC Energy Group, Inc.	Call	4/15/16	USD	60.00	280	(23,800)
Wells Fargo & Co.	Call	4/15/16	USD	50.00	1,035	(24,840)
Raytheon Co.	Call	4/19/16	USD	124.00	441	(43,116)
3M Co.	Call	4/22/16	USD	160.00	81	(61,358)
Aetna, Inc.	Call	4/22/16	USD	111.00	87	(30,450)
Aetna, Inc.	Call	4/22/16	USD	112.00	233	(68,269)
Allergan PLC	Call	4/22/16	USD	285.00	100	(29,000)
Allergan PLC	Call	4/22/16	USD	290.00	90	(33,300)
Altria Group, Inc.	Call	4/22/16	USD	63.00	240	(17,880)
American International Group, Inc.	Call	4/22/16	USD	53.00	320	(53,120)
American International Group, Inc.	Call	4/22/16	USD	54.50	320	(23,360)

MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anthem, Inc.	Call	4/22/16	USD	136.00	173	$(90,392)
Bank of America Corp.	Call	4/22/16	USD	14.50	3,000	(24,000)
Bristol-Myers Squibb Co.	Call	4/22/16	USD	62.50	148	(31,524)
Citigroup, Inc.	Call	4/22/16	USD	43.50	200	(10,300)
CME Group, Inc.	Call	4/22/16	USD	95.00	352	(82,720)
ConocoPhillips	Call	4/22/16	USD	43.50	142	(6,177)
Dow Chemical Co.	Call	4/22/16	USD	50.00	338	(52,728)
Dow Chemical Co.	Call	4/22/16	USD	52.00	67	(3,384)
EI du Pont de Nemours & Co.	Call	4/22/16	USD	64.50	304	(25,688)
Exxon Mobil Corp.	Call	4/22/16	USD	83.00	487	(91,556)
Exxon Mobil Corp.	Call	4/22/16	USD	86.00	284	(13,774)
General Electric Co.	Call	4/22/16	USD	31.50	1,276	(91,234)
Hess Corp.	Call	4/22/16	USD	48.00	148	(79,920)
Home Depot, Inc.	Call	4/22/16	USD	130.00	283	(127,350)
Intel Corp.	Call	4/22/16	USD	33.00	1,240	(68,200)
JPMorgan Chase & Co.	Call	4/22/16	USD	60.50	439	(24,584)
Marathon Oil Corp.	Call	4/22/16	USD	13.50	250	(3,250)
Marathon Petroleum Corp.	Call	4/22/16	USD	40.00	94	(3,995)
Merck & Co., Inc.	Call	4/22/16	USD	53.50	790	(38,710)
MetLife, Inc.	Call	4/22/16	USD	44.00	202	(21,513)
Microsoft Corp.	Call	4/22/16	USD	54.00	631	(145,130)
Morgan Stanley	Call	4/22/16	USD	26.50	480	(10,800)
Oracle Corp.	Call	4/22/16	USD	39.00	406	(84,042)
Pfizer, Inc.	Call	4/22/16	USD	31.00	1,100	(8,250)
Philip Morris International, Inc.	Call	4/22/16	USD	98.50	161	(21,574)
Pioneer Natural Resources Co.	Call	4/22/16	USD	150.00	120	(22,200)
Procter & Gamble Co.	Call	4/22/16	USD	82.50	164	(14,350)
Schlumberger Ltd.	Call	4/22/16	USD	76.50	64	(5,184)
U.S. Bancorp.	Call	4/22/16	USD	40.50	680	(55,420)
United Parcel Service, Class B	Call	4/22/16	USD	100.00	370	(219,225)
United Technologies Corp.	Call	4/22/16	USD	96.50	184	(79,120)
UnitedHealth Group, Inc.	Call	4/22/16	USD	123.00	166	(124,085)
Verizon Communications, Inc.	Call	4/22/16	USD	54.00	546	(33,033)
Wells Fargo & Co.	Call	4/22/16	USD	50.00	1,036	(36,260)
Weyerhaeuser Co.	Call	4/22/16	USD	27.50	1,220	(451,400)
Lockheed Martin Corp.	Call	4/25/16	USD	219.00	215	(99,988)
Mondelez International, Inc., Class A	Call	4/25/16	USD	41.75	338	(10,096)
Public Service Enterprise Group, Inc.	Call	4/25/16	USD	43.40	409	(155,492)
3M Co.	Call	4/29/16	USD	165.00	31	(13,562)
AbbVie, Inc.	Call	4/29/16	USD	57.50	185	(25,438)
Allergan PLC	Call	4/29/16	USD	285.00	100	(39,000)
Altria Group, Inc.	Call	4/29/16	USD	63.00	445	(39,828)
Bank of America Corp.	Call	4/29/16	USD	14.00	1,015	(23,852)
Chevron Corp.	Call	4/29/16	USD	96.00	177	(40,179)
Citigroup, Inc.	Call	4/29/16	USD	44.00	150	(7,275)
Comcast Corp., Class A	Call	4/29/16	USD	61.50	1,050	(112,875)
ConocoPhillips	Call	4/29/16	USD	43.50	71	(5,183)
Dollar General Corp.	Call	4/29/16	USD	84.00	1,031	(304,145)
Dow Chemical Co.	Call	4/29/16	USD	52.00	404	(33,734)
EI du Pont de Nemours & Co.	Call	4/29/16	USD	66.00	304	(22,800)
Exxon Mobil Corp.	Call	4/29/16	USD	84.00	189	(31,374)
Gap, Inc.	Call	4/29/16	USD	31.50	278	(6,394)
General Electric Co.	Call	4/29/16	USD	31.00	756	(86,940)
Hess Corp.	Call	4/29/16	USD	56.50	102	(10,761)
Hess Corp.	Call	4/29/16	USD	57.50	467	(37,594)
Home Depot, Inc.	Call	4/29/16	USD	131.00	283	(113,908)
Intel Corp.	Call	4/29/16	USD	33.00	1,240	(76,260)
Johnson & Johnson	Call	4/29/16	USD	108.00	706	(136,258)
JPMorgan Chase & Co.	Call	4/29/16	USD	61.00	166	(9,047)
JPMorgan Chase & Co.	Call	4/29/16	USD	62.00	350	(10,675)
Merck & Co., Inc.	Call	4/29/16	USD	53.00	395	(35,352)
MetLife, Inc.	Call	4/29/16	USD	46.00	499	(21,956)
Microsoft Corp.	Call	4/29/16	USD	55.50	511	(77,416)
Microsoft Corp.	Call	4/29/16	USD	56.00	592	(75,776)
Morgan Stanley	Call	4/29/16	USD	26.00	740	(32,190)

6	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Northrop Grumman Corp.	Call	4/29/16	USD	196.00	310	$(147,277)
Occidental Petroleum Corp.	Call	4/29/16	USD	71.00	116	(10,266)
Oracle Corp.	Call	4/29/16	USD	39.00	294	(62,622)
Philip Morris International, Inc.	Call	4/29/16	USD	99.00	191	(24,544)
Pioneer Natural Resources Co.	Call	4/29/16	USD	150.00	120	(33,900)
Prudential Financial, Inc.	Call	4/29/16	USD	76.50	257	(15,426)
QUALCOMM, Inc.	Call	4/29/16	USD	53.50	77	(5,929)
Raytheon Co.	Call	4/29/16	USD	125.25	439	(43,820)
Schlumberger Ltd.	Call	4/29/16	USD	75.50	41	(5,638)
TOTAL SA — ADR	Call	4/29/16	USD	46.75	364	(25,769)
U.S. Bancorp.	Call	4/29/16	USD	40.50	680	(62,560)
United Technologies Corp.	Call	4/29/16	USD	99.50	43	(10,621)
UnitedHealth Group, Inc.	Call	4/29/16	USD	131.00	111	(27,028)
Verizon Communications, Inc.	Call	4/29/16	USD	53.50	315	(30,082)
Travelers Cos., Inc.	Call	5/05/16	USD	117.01	147	(34,161)
AbbVie, Inc.	Call	5/06/16	USD	58.00	185	(24,050)
Aetna, Inc.	Call	5/06/16	USD	113.00	47	(16,568)
American Express Co.	Call	5/06/16	USD	62.00	125	(17,938)
Anthem, Inc.	Call	5/06/16	USD	132.35	188	(162,250)
Bank of America Corp.	Call	5/06/16	USD	14.50	520	(7,280)
Citigroup, Inc.	Call	5/06/16	USD	43.50	214	(15,515)
CME Group, Inc.	Call	5/06/16	USD	96.00	293	(73,250)
Comcast Corp., Class A	Call	5/06/16	USD	62.00	522	(52,200)
ConocoPhillips	Call	5/06/16	USD	41.00	43	(7,374)
Dow Chemical Co.	Call	5/06/16	USD	53.00	314	(18,997)
Exxon Mobil Corp.	Call	5/06/16	USD	84.50	191	(30,560)
Gap, Inc.	Call	5/06/16	USD	29.50	360	(33,120)
Hess Corp.	Call	5/06/16	USD	57.00	102	(11,730)
Honeywell International, Inc.	Call	5/06/16	USD	109.75	483	(181,840)
JPMorgan Chase & Co.	Call	5/06/16	USD	60.50	340	(28,050)
Morgan Stanley	Call	5/06/16	USD	26.00	124	(6,138)
Oracle Corp.	Call	5/06/16	USD	41.00	296	(23,384)
Pfizer, Inc.	Call	5/06/16	USD	30.50	484	(15,004)
Pioneer Natural Resources Co.	Call	5/06/16	USD	144.00	80	(44,800)
QUALCOMM, Inc.	Call	5/06/16	USD	54.00	78	(5,538)
Schlumberger Ltd.	Call	5/06/16	USD	75.00	95	(17,052)
Nielsen Holdings PLC	Call	5/09/16	USD	51.03	365	(101,432)
Allstate Corp.	Call	5/10/16	USD	68.01	179	(22,922)
Dominion Resources, Inc.	Call	5/10/16	USD	73.75	421	(103,180)
Quest Diagnostics, Inc.	Call	5/11/16	USD	70.51	564	(142,746)
Invesco Ltd.	Call	5/13/16	USD	30.50	122	(13,694)
Schlumberger Ltd.	Call	5/13/16	USD	76.00	41	(6,376)
TOTAL SA — ADR	Call	5/13/16	USD	46.01	576	(81,216)
Public Service Enterprise Group, Inc.	Call	5/16/16	USD	44.65	409	(118,413)
Praxair, Inc.	Call	5/18/16	USD	113.25	285	(107,291)
Prudential Financial, Inc.	Call	5/18/16	USD	73.00	700	(171,991)
Rockwell Automation, Inc.	Call	5/19/16	USD	113.25	190	(86,490)
American Water Works Co., Inc.	Call	5/20/16	USD	70.00	255	(33,788)
Anthem, Inc.	Call	5/20/16	USD	145.00	135	(38,880)
Chevron Corp.	Call	5/20/16	USD	95.51	178	(50,225)
Citigroup, Inc.	Call	5/20/16	USD	42.50	215	(29,240)
Citigroup, Inc.	Call	5/20/16	USD	45.00	214	(11,021)
Coca-Cola Co.	Call	5/20/16	USD	45.00	1,863	(349,312)
Dollar General Corp.	Call	5/20/16	USD	85.00	1,031	(298,990)
Dominion Resources, Inc.	Call	5/20/16	USD	73.75	421	(111,617)
Dow Chemical Co.	Call	5/20/16	USD	52.50	282	(25,521)
Enbridge, Inc.	Call	5/20/16	CAD	52.00	357	(31,474)
Exelon Corp.	Call	5/20/16	USD	35.00	482	(77,120)
General Electric Co.	Call	5/20/16	USD	31.00	1,263	(161,032)
Hess Corp.	Call	5/20/16	USD	50.00	148	(73,630)
JPMorgan Chase & Co.	Call	5/20/16	USD	60.00	165	(21,202)
Marathon Petroleum Corp.	Call	5/20/16	USD	42.50	335	(15,075)
McDonald’s Corp.	Call	5/20/16	USD	120.00	301	(218,225)
McDonald’s Corp.	Call	5/20/16	USD	125.00	99	(36,135)
Merck & Co., Inc.	Call	5/20/16	USD	55.00	276	(13,800)

MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Microsoft Corp.	Call	5/20/16	USD	55.00	980	$(197,470)
Mondelez International, Inc., Class A	Call	5/20/16	USD	42.00	339	(24,747)
Morgan Stanley	Call	5/20/16	USD	26.00	740	(48,470)
Occidental Petroleum Corp.	Call	5/20/16	USD	70.00	831	(153,320)
Oracle Corp.	Call	5/20/16	USD	41.00	548	(53,156)
Philip Morris International, Inc.	Call	5/20/16	USD	100.00	163	(21,760)
Pioneer Natural Resources Co.	Call	5/20/16	USD	140.00	80	(68,400)
Procter & Gamble Co.	Call	5/20/16	USD	82.50	561	(77,698)
Procter & Gamble Co.	Call	5/20/16	USD	85.00	351	(16,322)
QUALCOMM, Inc.	Call	5/20/16	USD	52.50	600	(84,000)
Quest Diagnostics, Inc.	Call	5/20/16	USD	70.00	59	(17,995)
Reynolds American, Inc.	Call	5/20/16	USD	50.00	580	(94,250)
SK Telecom Co. Ltd. — ADR	Call	5/20/16	USD	21.01	824	(46,458)
TOTAL SA — ADR	Call	5/20/16	USD	47.50	364	(30,030)
Unilever NV	Call	5/20/16	USD	45.00	412	(42,230)
Union Pacific Corp.	Call	5/20/16	USD	80.00	478	(134,318)
United Technologies Corp.	Call	5/20/16	USD	100.00	270	(69,120)
Exelon Corp.	Call	6/17/16	USD	36.00	350	(43,750)
Lockheed Martin Corp.	Call	6/17/16	USD	220.00	283	(193,855)
Total						$(19,992,516)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
CMS Energy Corp.	Call	Citibank N.A.	4/01/16	USD	39.30	63,200	$(198,483)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	4/04/16	USD	41.75	15,300	(83,003)
Raytheon Co.	Call	Citibank N.A.	4/04/16	USD	125.90	52,300	(1,181)
American Water Works Co., Inc.	Call	Morgan Stanley & Co. International PLC	4/05/16	USD	66.84	1,200	(2,652)
CMS Energy Corp.	Call	Credit Suisse International	4/06/16	USD	39.41	27,000	(81,896)
Dominion Resources, Inc.	Call	Deutsche Bank AG	4/06/16	USD	71.21	34,600	(135,770)
Exelon Corp.	Call	Deutsche Bank AG	4/06/16	USD	32.30	43,500	(155,188)
Unilever NV	Call	Morgan Stanley & Co. International PLC	4/06/16	USD	44.25	41,200	(29,785)
Lenovo Group Ltd.	Call	UBS AG	4/08/16	HKD	6.97	870,000	(136)
Enbridge, Inc.	Call	UBS AG	4/11/16	CAD	44.95	8,900	(38,681)
AstraZeneca PLC	Call	Credit Suisse International	4/12/16	GBP	40.94	31,500	(1,933)
AstraZeneca PLC	Call	Credit Suisse International	4/12/16	GBP	42.03	19,600	(270)
Kroger Co.	Call	Citibank N.A.	4/12/16	USD	40.73	116,800	(1,441)
Lenovo Group Ltd.	Call	Bank of America N.A.	4/13/16	HKD	6.71	290,000	(534)
Dominion Resources, Inc.	Call	Credit Suisse International	4/19/16	USD	72.92	41,600	(106,786)
CMS Energy Corp.	Call	Credit Suisse International	4/25/16	USD	39.68	27,000	(75,511)
Enbridge, Inc.	Call	UBS AG	4/25/16	CAD	44.95	8,900	(39,972)
Travelers Cos., Inc.	Call	Credit Suisse International	4/25/16	USD	117.56	35,500	(52,483)
NextEra Energy, Inc.	Call	Credit Suisse International	4/26/16	USD	113.90	63,400	(331,970)
Diageo PLC — ADR	Call	Deutsche Bank AG	4/27/16	USD	109.59	37,200	(49,157)
Lenovo Group Ltd.	Call	Citibank N.A.	4/27/16	HKD	6.63	1,180,000	(7,398)
American Water Works Co., Inc.	Call	Morgan Stanley & Co. International PLC	5/03/16	USD	68.56	33,000	(69,814)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	5/04/16	USD	40.61	75,000	(14,908)
NextEra Energy, Inc.	Call	Citibank N.A.	5/05/16	USD	119.36	18,800	(35,783)
SK Telecom Co. Ltd. — ADR	Call	Morgan Stanley & Co. International PLC	5/05/16	USD	20.90	81,100	(37,398)
Johnson & Johnson	Call	Citibank N.A.	5/09/16	USD	109.19	58,000	(90,978)
WEC Energy Group, Inc.	Call	Goldman Sachs International	5/09/16	USD	58.10	23,800	(52,530)
AstraZeneca PLC	Call	Credit Suisse International	5/10/16	GBP	41.35	31,500	(12,755)
BCE, Inc.	Call	Citibank N.A.	5/10/16	USD	46.50	32,400	(20,157)
Diageo PLC — ADR	Call	Deutsche Bank AG	5/10/16	USD	109.59	37,200	(65,963)
Lenovo Group Ltd.	Call	Citibank N.A.	5/11/16	HKD	6.45	910,000	(23,498)
Mondelez International, Inc., Class A	Call	UBS AG	5/12/16	USD	40.85	33,800	(38,216)
Enbridge, Inc.	Call	Credit Suisse International	5/16/16	CAD	49.88	17,500	(25,882)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	5/18/16	USD	40.61	75,000	(22,351)

8	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	5/19/16	USD	117.75	18,600	$(57,700)
Travelers Cos., Inc.	Call	Deutsche Bank AG	5/20/16	USD	118.61	29,300	(62,643)
WEC Energy Group, Inc.	Call	Citibank N.A.	5/27/16	USD	58.50	28,200	(62,795)
Total							$(2,087,601)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$111,779,333	—	—	$111,779,333
Air Freight & Logistics	17,645,131	—	—	17,645,131
Banks	230,990,309	—	—	230,990,309
Beverages	36,211,001	—	—	36,211,001
Biotechnology	8,763,007	—	—	8,763,007
Capital Markets	37,962,661	—	—	37,962,661
Chemicals	48,693,155	—	—	48,693,155
Communications Equipment	14,443,560	—	—	14,443,560
Consumer Finance	6,176,840	—	—	6,176,840
Diversified Financial Services	15,723,385	—	—	15,723,385
Diversified Telecommunication Services	32,606,418	—	—	32,606,418
Electric Utilities	39,916,838	—	—	39,916,838
Electrical Equipment	4,311,125	—	—	4,311,125
Energy Equipment & Services	7,249,625	—	—	7,249,625
Food & Staples Retailing	22,640,175	—	—	22,640,175
Food Products	10,009,338	—	—	10,009,338
Health Care Equipment & Supplies	11,082,860	—	—	11,082,860
Health Care Providers & Services	82,058,112	—	—	82,058,112
Hotels, Restaurants & Leisure	14,365,224	—	—	14,365,224
Household Products	31,830,923	—	—	31,830,923
Industrial Conglomerates	64,206,654	—	—	64,206,654
Insurance	85,908,934	—	—	85,908,934
Media	25,555,872	—	—	25,555,872
Multiline Retail	35,301,440	—	—	35,301,440
Multi-Utilities	50,087,713	—	—	50,087,713
Oil, Gas & Consumable Fuels	166,260,877	—	—	166,260,877
Personal Products	8,484,732	—	—	8,484,732
Pharmaceuticals	124,464,761	$10,747,592	—	135,212,353

MARCH 31, 2016	9

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Professional Services	$7,672,562	—	—	$7,672,562
Real Estate Investment Trusts (REITs)	7,574,610	—	—	7,574,610
Road & Rail	11,693,850	—	—	11,693,850
Semiconductors & Semiconductor Equipment	59,281,447	—	—	59,281,447
Software	61,523,287	—	—	61,523,287
Specialty Retail	56,007,449	—	—	56,007,449
Technology Hardware, Storage & Peripherals	20,843,700	$6,485,962	—	27,329,662
Tobacco	31,822,157	—	—	31,822,157
Water Utilities	9,705,344	—	—	9,705,344
Wireless Telecommunication Services	6,595,590	—	—	6,595,590
Short-Term Securities	4,969,736	—	—	4,969,736
Total	$1,622,419,735	$17,233,554	—	$1,639,653,289

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(16,876,854)	$(5,203,263)	—	$(22,080,117)
[1] Derivative financial instruments are options written, which are shown at value

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$98,000	—	—	$98,000
Liabilities:
Bank overdraft	—	$(326,002)	—	(326,002)
Bank overdraft on foreign currency at value	—	(30,071)	—	(30,071)

Total	$98,000	$(356,073)	—	$(258,073)

During the period ended March 31, 2016, there were no transfers between levels.

10	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Dividend Trust

Date: May 23, 2016